Consolidated statements of financial position R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Current assets
Cash and cash equivalents	R$ 424,410	R$ 48,900
Financial investments	712,645	574,804
Trade receivables	415,282	329,428
Inventories	74,076	40,106
Recoverable taxes	19,304	15,612
Financial instruments from acquisition of interest		3,794
Related parties	9,970	1,298
Other assets	24,073	14,630
Total current assets	1,679,760	1,028,572
Non-current assets
Financial instruments from acquisition of interest		32,152
Deferred income tax	236,903	156,748
Recoverable taxes	1,121	6,613
Financial investments	10,349	4,690
Related parties	10,508	14,813
Other assets	22,239	14,399
Investments and interests in other entities	9,654	48,574
Property and equipment	26,087	21,328
Right-of-use assets	30,022	21,631
Intangible assets	2,549,637	1,811,903
Total non-current assets	2,896,520	2,132,851
Total assets	4,576,280	3,161,423
Current liabilities
Trade payables	40,925	34,521
Labor and social obligations	85,069	68,511
Taxes and contributions payable	9,676	7,508
Income taxes payable	44,731	52,038
Advances from customers	23,080	25,626
Lease liabilities	12,742	6,845
Loans and financing	107,706	98,561
Accounts payable to selling shareholders, Current	656,014	117,959
Other liabilities	331	607
Total current liabilities	980,274	412,176
Non-current liabilities
Labor and social obligations	36,570	2,801
Lease liabilities	22,478	19,012
Loans and financing	203,413
Financial instruments from acquisition of interests		33,940
Provision for legal proceedings	1,366	251
Accounts payable to selling shareholders, Non-current	1,130,501	1,098,273
Other liabilities	794	160
Total non-current liabilities	1,395,122	1,154,437
Total liabilities	2,375,396	1,566,613
Equity
Share capital	11	11
Capital reserve	2,200,645	1,607,622
Share-based compensation reserve	80,817	84,546
Accumulated losses	(80,589)	(97,369)
Total equity	2,200,884	1,594,810
Total liabilities and equity	R$ 4,576,280	R$ 3,161,423